UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-07309

                      (Investment Company Act File Number)


                  Federated Total Return Government Bond Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  2/29/08


                Date of Reporting Period:  Quarter ended 5/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    U.S. TREASURY-70.2%
                    U.S. TREASURY INFLATION PROTECTED NOTE-2.6%
  $  12,198,480     2.500%, 7/15/2016                                                                                $    12,197,558
                    U.S. TREASURY BONDS-14.6%
      2,500,000     4.500%, 2/15/2036                                                                                      2,299,992
        325,000     12.000%, 8/15/2013                                                                                       351,649
      2,200,000     11.250%, 2/15/2015                                                                                     3,088,494
      5,500,000   2 7.250%, 5/15/2016 - 8/15/2022                                                                          6,527,954
      2,050,000     8.750%, 5/15/2017                                                                                      2,657,944
      1,000,000     8.125%, 5/15/2021                                                                                      1,301,917
      4,000,000     7.125%, 2/15/2023                                                                                      4,864,187
     22,500,000     6.250%, 8/15/2023 - 5/15/2030                                                                         25,494,717
      1,500,000     7.500%, 11/15/2024                                                                                     1,911,760
      9,500,000     6.875%, 8/15/2025                                                                                     11,470,449
      8,598,000   1 5.375%, 2/15/2031                                                                                      8,961,964
                       TOTAL                                                                                              68,931,027
                    U.S. TREASURY NOTES-53.0%
     19,800,000   1 3.375%, 2/15/2008 - 11/15/2008                                                                        19,466,907
      5,000,000   1 3.125%, 9/15/2008                                                                                      4,882,188
     34,609,000   1 4.875%, 10/31/2008 - 2/15/2012                                                                        34,606,995
     22,000,000   1 4.625%, 11/30/2008 - 11/15/2009                                                                       21,873,112
      2,800,000     5.500%, 5/15/2009                                                                                      2,830,656
      2,000,000     6.000%, 8/15/2009                                                                                      2,044,743
     26,500,000   1 4.500%, 2/15/2009 - 2/15/2016                                                                         26,211,736
      5,000,000   1 3.875%, 5/15/2010                                                                                      4,865,309
     77,500,000   1 4.250%, 10/15/2010 - 8/15/2015                                                                        75,377,908
     25,000,000   1 4.375%, 12/15/2010 - 8/15/2012                                                                        24,566,310
      5,000,000     4.750%, 3/31/2011                                                                                      4,982,081
      9,000,000   1 4.000%, 2/15/2014                                                                                      8,554,094
     18,380,000   1 5.125%, 5/15/2016                                                                                     18,661,514
                       TOTAL                                                                                             248,923,553
                       TOTAL U.S TREASURY                                                                                330,052,138
                        (IDENTIFIED COST $330,415,188)
                    GOVERNMENT AGENCIES--6.3%
                    FEDERAL HOME LOAN BANK SYSTEM--2.7%
      3,000,000     6.730%, 6/22/2009                                                                                      3,088,308
        900,000     6.500%, 11/13/2009                                                                                       926,450
      1,300,000     7.375%, 2/12/2010                                                                                      1,370,096
      4,450,000     7.625%, 5/14/2010                                                                                      4,742,153
      2,500,000     6.875%, 8/13/2010                                                                                      2,621,990
                       TOTAL                                                                                              12,748,997
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--3.6%
      5,000,000     4.625%, 2/21/2008                                                                                      4,976,640
      9,000,000     5.000%, 7/23/2008                                                                                      8,969,223
         70,000     6.750%, 9/15/2029                                                                                         81,451
      3,000,000     5.625%, 11/23/2035                                                                                     2,871,914
                       TOTAL                                                                                              16,899,228
                       TOTAL GOVERNMENT AGENCIES                                                                          29,648,225
                        (IDENTIFIED COST $29,194,216)
                    MORTGAGE BACKED SECURITIES--8.6%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--7.5%
      8,875,762     6.000%, 7/1/2021 - 8/1/2021                                                                            8,965,169
     26,541,385     5.500%, 12/1/2021 - 2/1/2036                                                                          26,271,819
                       TOTAL                                                                                              35,236,988
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.8%
         25,541     7.500%, 6/1/2012                                                                                          26,279
      3,870,101     6.000%, 6/1/2035                                                                                       3,868,917
                       TOTAL                                                                                               3,895,196
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.3%
         94,964     7.500%, 10/15/2026 - 10/15/2027                                                                           99,694
        567,355     7.000%, 8/15/2027                                                                                        592,243
         92,309     8.000%, 10/15/2027                                                                                        97,311
        294,738     6.500%, 10/15/2031                                                                                       303,846
                       TOTAL                                                                                               1,093,094
                       TOTAL MORTGAGE BACKED SECURITIES                                                                   40,225,278
                       (IDENTIFIED COST $40,205,303)
                    COLLATERALIZED MORTGAGE OBLIGATIONS--2.3%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC--2.3%
     11,076,000     REMIC 2939 DK, 5.500%, 2/15/2030                                                                      10,867,801
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--0.0%
         28,783     REMIC 1988-16 B, 9.500%, 6/25/2018                                                                        30,786
         11,386     REMIC 1989-35 G, 9.500%, 7/25/2019                                                                        12,300
                       TOTAL                                                                                                  43,086
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,285,149)                            10,910,887
                    ADJUSTABLE RATE MORTGAGES--7.9%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION HYBRID ARM--3.1%
      6,450,647     ARM, 5.337%, 12/1/2035                                                                                 6,446,357
      5,978,881     ARM, 5.557%, 7/1/2036                                                                                  5,975,407
      2,029,359     ARM, 5.680%, 9/1/2036                                                                                  2,031,189
                       TOTAL                                                                                              14,452,953
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION HYBRID ARM--4.8%
      7,523,287     ARM, 5.540%, 4/1/2033                                                                                  7,541,914
      3,041,858     ARM, 5.490%, 11/1/2035                                                                                 3,037,876
      1,964,602     ARM, 5.450%, 5/1/2036                                                                                  1,969,742
      9,999,721     ARM, 5.600%, 2/1/2037                                                                                 10,000,741
                       TOTAL                                                                                              22,550,273
                       TOTAL ADJUSTABLE RATE MORTGAGES                                                                    37,003,226
                        (IDENTIFIED COST $37,084,827)
                    REPURCHASE AGREEMENTS-51.5%
    110,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.320%, dated 5/31/2007 under which            110,000,000
                    Bear Stearns and Co., Inc.  will repurchase U.S. Government Agency securities with various maturities to 6/25/2037 for $2,000,296,556 on 6/1/2007.  The market value of the underlying securities at the end of the period was $2,060,001,634 (purchased with proceeds from securities lending collateral).
    111,305,000     Interest in $4,800,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which ING         111,305,000
                    Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2042 for $4,800,709,333 on 6/1/2007. The market value of the underlying securities at the end of the period was $4,911,683,567 (purchased with proceeds from securities lending collateral).
     20,614,000     Interest in $2,000,000,000 joint repurchase agreement 5.320%, dated 5/31/2007 under which             20,614,000
                    Societe Generale, New York will repurchase U.S. Government Agency securities and a U.S.
                    Treasury security with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007.  The market value of the underlying securities at the end of the period was $2,048,527,372.
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             241,919,000
                       TOTAL INVESTMENTS-146.8%                                                                          689,758,754
                       (IDENTIFIED COST $690,103,683)3
                       OTHER ASSETS AND LIABILITIES---NET-(46.8)%                                                      (219,814,659)
                       TOTAL NET ASSETS---100%                                                                       $   469,944,095

1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of May 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED         MARKET VALUE OF COLLATERAL
     $211,154,103                                            $221,305,000

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3 At May 31, 2007, the cost of investments for federal tax purposes was $690,103,683. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $344,929. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,303,027 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,647,956.

4    Non-income producing security.

    At May 31, 2007, the Fund had the following outstanding futures contracts:
    DESCRIPTION               NUMBER OF                  NOTIONAL VALUE            EXPIRATION DATE                      UNREALIZED
                              CONTRACTS                                                                              APPRECIATION/
                                                                                                                    (DEPRECIATION)
    4U.S. Treasury Notes  2-  30                         $6,113,906                September 2007
    Year Futures (Long)                                                                                                  $(18,389)
    4U.S. Treasury Bond       10                         $(1,091,563)              June 2007                              $ 14,339
    Futures (Short)
    NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS
                                                                                                                          $(4,050)



Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION


Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end registered investment companies, valued at net asset value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest yields, yield curves and other market data or factors; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER


DATE        JULY 19, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        JULY 19, 2007







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